S000009914 [Member] Investment Strategy - AMG GW&K Core Bond ESG Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. The term “bond” includes any debt or fixed income security. The Fund normally invests in bonds that are rated “investment grade” by a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings (“S&P”), at the time of purchase. Investment grade securities are rated at least in the BBB/Baa major ratings categories by an NRSRO. From time to time, the Fund may invest in unrated bonds, which are considered by GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) to be of comparable quality and creditworthiness as investment grade rated securities. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the Fund will use the median rating when three NRSROs provide ratings (split-to-middle). When ratings are available from only two NRSROs, the Fund will assign the lower of the two ratings (split-to-low). The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if
GW&K believes it would be advantageous to do so. While the Fund may purchase debt securities of any duration, the Fund currently intends to primarily invest in debt securities so that the overall duration of the Fund’s portfolio will remain +/- 20% of the duration of its benchmark, the Bloomberg U.S. Aggregate Bond Index. As of December 31, 2025, the duration of the benchmark was 6.15 years. The average duration of debt securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.
The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; and state and local governments issuing taxable municipal securities. The Fund may also invest in asset-backed and mortgage-backed debt securities. The Fund may also invest in bonds whose proceeds are reserved for financing the implementation of the United Nations’ Sustainable Development Goals or other sustainable projects. GW&K’s investment process involves fundamental credit research and GW&K’s analysis of how the Fund’s potential investments are affected by material environmental, social and governance (“ESG”) factors. In selecting potential investments for the Fund, GW&K uses top-down research that focuses on managing duration, yield curve, credit quality, volatility and liquidity, as well as bottom-up research that focuses on fundamental analysis, valuation analysis, technical analysis, and ESG factor analysis. GW&K may adjust its assessment of an investment based on these factors or other considerations.
GW&K applies its ESG factor analysis when selecting debt securities issued by public and private U.S. companies and state and local governments issuing taxable municipal securities, but not when selecting debt securities issued by other types of issuers, including but not limited to U.S. Treasuries and agency mortgage-backed securities. GW&K has created its own proprietary ESG Scoring System, which takes into consideration a range of factors, including independent analysis from third parties, such as MSCI Inc. and Sustainalytics, as well as GW&K’s own analysis of material ESG factors. Each of GW&K’s sector specialists generally assesses the materiality of relevant ESG metrics to bond issues during the fundamental research process, depending on the sector and, for corporate issuers, the nature of the company’s business. GW&K uses standards developed by the Sustainable Accounting Standards Board to inform these assessments. Environmental assessment may take into account issues such as carbon emissions, natural resource usage, hazardous waste, chemical safety, water stress and sustainable technology. Social assessment may take into account issues such as human rights, labor relations, employee safety, product safety, data security and community relations. Governance assessment may take into account issues such as business ethics, board quality, board composition, compensation practices, financial reporting and stakeholder governance.
GW&K recognizes that the relative impact of ESG factors on investment performance may vary across market sector, industries and regions, but GW&K believes that responsible corporate behavior with respect to ESG factors can contribute to positive and sustainable long-term financial performance. GW&K seeks to identify issuers that GW&K believes are leaders in their industries in effectively addressing exposure to ESG risks through business practices, policies and programs, or issuers within an industry that have more limited exposure to ESG risks. The goal of the ESG factor analysis is to seek investments with lesser exposure to, or better management of, ESG risks.